Condensed Financial Information of DHT Holdings, Inc. (parent company only), Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME STATEMENT [abstract]
Impairment charge	$ 0	$ (3,500)	$ (8,540)
General and administrative expense	(14,789)	(15,052)	(17,180)
Operating income	138,867	16,297	43,303
Interest income	1,077	345	140
Interest expense	(55,332)	(54,211)	(40,109)
Other financial income/(expenses)	(1,790)	(4,943)	443
Profit/(loss) for the year	73,680	(46,927)	6,602
Parent Company [Member]
INCOME STATEMENT [abstract]
Impairment charge	455	(93,452)	(4,948)
Dividend income	25,519	9,909	25,415
General and administrative expense	(14,782)	(13,735)	(13,764)
Operating income	11,192	(97,279)	6,703
Interest income	27,943	24,893	21,798
Interest expense	(12,177)	(10,341)	(9,229)
Other financial income/(expenses)	17	(3,416)	1,020
Profit/(loss) for the year	$ 26,975	$ (86,143)	$ 20,293